Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,427,331)	$ (14,052,979)	$ (17,542,120)	$ (32,120,533)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	172,033	172,033	229,377	229,377
Stock based compensation - restricted stock units and restricted shares	538,219	912,667	1,202,809	1,763,450
Stock based compensation expense - stock options	2,027,090	842,638	1,195,447	2,823,764
Stock based compensation expense - issuance of common stock for services rendered		33,450	73,680	72,900
Amortization of financing costs		11,820	11,820	108,751
Accretion of unearned loan discount		111,212	111,212	1,023,145
Accretion of loan premium		25,758	25,758	236,970
Realized gain on maturity of available-for sale				(223,865)
Non-cash lease expense from right-of-use assets	56,743	49,448	67,073	49,346
Gain on termination of operating lease				(5,215)
Change in fair value of derivative liabilities		(3,771)	(3,771)	(1,816,271)
Changes in operating assets and liabilities:
Grant receivable	(69,634)		(2,104,050)
Prepaid and other current assets	(557,135)	(365,135)	(845,505)	(101,866)
Accounts payable and accrued expenses	(589,008)	(1,111,072)	(1,386,592)	110,653
Operating lease liabilities	(54,177)	(43,807)	(60,343)	(47,245)
Other current liabilities				(48,385)
Net cash used in operating activities	(14,903,200)	(13,417,738)	(19,025,205)	(27,945,024)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from U.S. Treasury Bills (available-for-sale)				14,525,000
Net cash provided by investing activities				14,525,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock	10,457,629	15,674,613	15,674,613	27,802,939
Proceeds from exercise of warrants		2,901,341	2,901,341	(10,000,000)
Payment of loan premium		(850,000)	(850,000)
Payment of loan premium		(5,000,000)	(5,000,000)
Net cash provided by financing activities	10,457,629	12,725,954	12,725,954	17,802,939
Net change in cash and cash equivalents	(4,445,571)	(691,784)	(6,299,251)	4,382,915
Cash and cash equivalents, beginning of period	17,544,547	23,843,798	23,843,798	19,460,883
Cash and cash equivalents, end of period	13,098,976	23,152,014	17,544,547	23,843,798
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	13,923	178,932	183,930	1,525,056
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Right of use assets obtained in exchange for lease obligations				432,192
Reclassification of unrealized gains on U.S. Treasury Bills (available-for-sale investments) upon settlement				176,591
Deemed dividend for ratchet adjustment to warrants	$ 43,544	$ 369,465	$ 369,465	$ 886,423